THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%

	Shares	Value

BUSINESS SERVICES — 11.6%
IHS Markit Ltd.*	9,120,597	$587,548,859
Visa Inc., Cl A (A)	6,607,122	1,176,067,716

		1,763,616,575

COMMUNICATION SERVICES — 13.4%
Alphabet Inc., Cl A* (A)	712,566	868,047,901
Facebook Inc., Cl A*	3,989,620	774,903,893
Netflix Inc.* (A)	1,253,313	404,807,566

		2,047,759,360

CONSUMER STAPLES — 4.2%
The Estée Lauder Companies Inc., Cl A	3,454,845	636,347,900

CONSUMER DISCRETIONARY — 10.9%
Amazon.com Inc.*	297,529	555,421,186
Booking Holdings Inc.*	193,074	364,255,339
Nike Inc., Cl B	8,702,224	748,652,331

		1,668,328,856

FINANCIALS — 11.3%
Charles Schwab Corp.	5,277,945	228,112,783
CME Group Inc., Cl A	3,708,793	721,063,535
S&P Global Inc.	3,193,304	782,199,815

		1,731,376,133

HEALTH CARE — 11.5%
Align Technology*	1,917,260	400,860,721
Illumina Inc.* (A)	2,386,258	714,397,920
Intuitive Surgical Inc.*	1,221,009	634,326,385

		1,749,585,026

INFORMATION TECHNOLOGY — 19.7%
Adobe Inc.*	2,325,009	694,852,190
Intuit	1,414,385	392,223,104
Microsoft	2,329,299	317,413,575
NVIDIA Corp.	3,949,663	666,387,141

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PayPal Holdings Inc.*	8,435,176	$931,243,431

		3,002,119,441

MATERIALS — 4.2%
Ecolab Inc.	3,189,261	643,369,621

REAL ESTATE — 11.8%
American Tower Corp., Cl A	4,172,925	883,074,389
Equinix Inc.	1,835,871	921,790,829

		1,804,865,218

TOTAL COMMON STOCK (Cost $8,460,968,515)		15,047,368,130

SHORT-TERM INVESTMENT — 1.5%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 2.190%(B) (Cost $231,039,132)	231,039,132	231,039,132

TOTAL INVESTMENTS — 100.1% (Cost $8,692,007,647)		$15,278,407,262

Percentages are based on Net Assets of $15,262,888,621.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2019. The total market value of securities on loan at July 31, 2019 was $248,866,504.
(B)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

Ltd. — Limited

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
July 31, 2019 (Unaudited)

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2800

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